Supplemental Financial Information	12 Months Ended
Dec. 31, 2024
Supplemental Financial Information [Abstract]
Supplemental Financial Information

17.SUPPLEMENTAL FINANCIAL INFORMATION

The components of Other (expense) income for continuing operations are as follows:

(in thousands)	2024	2023

Gains (losses) on:
Foreign exchange	$2,278	$321
Disposal of property, plant and equipment	162	1,299
Fair value changes:
Investments-equity instruments (note 5)	(4,934)	(9)
Investments-uranium (note 5)	(32,129)	134,180
Investments-convertible debentures (note 5)	(2,565)	565
Reclamation obligation adjustments (note 11)	1,823	(3,229)
Gain on recognition of proceeds–UI Repayment Agreement	5,256	4,097
Uranium investment carrying charges	(919)	(409)
Other	(221)	(343)
Other (expense) income – continuing operations	$(31,249)	$136,472

The components of Finance income (expense) for continuing operations are as follows:

(in thousands)	2024	2023

Interest income	$7,719	$4,189
Interest expense	(5)	(4)
Accretion expense
Deferred revenue (note 10)	(3,058)	(3,518)
Reclamation obligations (note 11)	(1,895)	(1,681)
Other	(103)	(48)
Finance income (expense)	$2,658	$(1,062)

A summary of lease related amounts recognized in the statement of income (loss) is as follows:

(in thousands)	2024	2023

Accretion expense on lease liabilities	$(82)	$(27)
Expenses relating to short-term leases	(6,189)	(5,753)
Expenses relating to non-short term low-value leases	(3)	—
Lease related expense-gross	$(6,274)	$(5,780)

The change in non-cash operating working capital items in the consolidated statements of cash flows is as follows:

(in thousands)	2024	2023

Change in non-cash working capital items:
Trade and other receivables	$(823)	$2,230
Inventories	(165)	(866)
Prepaid expenses and other assets	(524)	(253)
Accounts payable and accrued liabilities	9,181	759
Change in non-cash working capital items	$7,669	$1,870